Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Of Financial Instruments Tables [Abstract]
Schedule of fair value disclosure of financial instruments

The following table shows the carrying amount and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. During the year ended December 31, 2025 and 2024, there have not been any transfers between fair value hierarchy levels except for the transfers indicated in Note 21(c)(i) related to the investment portfolio.

		Carrying amount				Fair value
December 31, 2025	Note	FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Marketable securities	6	14,591	—	—	14,591	14,591	—	—	14,591
Investment portfolio		6,484	—	—	6,484	—	—	6,484	6,484
		21,075	—	—	21,075
Financial assets not measured at fair value
Cash and cash equivalent		—	17,702	—	17,702	17,702	—	—	17,702
Restricted cash		—	2,462	—	2,462	2,462	—	—	2,462
Loans receivable	4	—	60,650	—	60,650	—		60,650	60,650
Other receivables		—	4,846	—	4,846	—	—	4,846	4,846
		—	85,660	—	85,660
Financial liabilities not measured at fair value
Accounts payable, accruals and other		—	—	16,298	16,298	—	—	16,298	16,298
Credit facility	10	—	—	51,713	51,713	—	51,713	—	51,713
Debentures	11	—	—	31,886	31,886	—	—	29,735	29,735
		—	—	99,897	99,897

21. Fair value of financial instruments (Continued from previous page)

(b)
Accounting classifications and fair values (Continued from previous page)

		Carrying amount				Fair value
As at December 31, 2024	Note	FVTPL	Financial asset at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Marketable securities	6	26,085	—	—	26,085	26,085	—	—	26,085
Investment portfolio		11,991	—	—	11,991	—	—	11,991	11,991
		38,076	—	—	38,076
Financial assets not measured at fair value
Cash and cash equivalent		—	8,530	—	8,530	8,530	—	—	8,530
Restricted cash		—	2,508	—	2,508	2,508	—	—	2,508
Loans receivable	4	—	58,620	—	58,620	—	—	58,620	58,620
Other receivables		—	9,491	—	9,491	—	—	9,491	9,491
		—	79,149	—	79,149
Financial liabilities not measured at fair value
Accounts payable, accruals and other		—	—	22,096	22,096	—	—	22,096	22,096
Credit facility	10	—	—	48,792	48,792	—	48,792	—	48,792
Debentures	11	—	—	35,287	35,287	—	—	33,911	33,911
		—	—	106,175	106,175

Schedule Of Valuation Technique Level 3 Explanatory

The following tables show the valuation techniques used in measuring Level 3 fair values for financial instruments in the consolidated statements of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value
Investment portfolio: Equities Unlisted

• Price of recent investments in the investee company

• Implied multiples from recent transactions of the underlying investee companies

• Offers received by investee companies

• Revenue multiples derived from comparable public companies and transactions

• Option pricing model

• Third-party transactions

• Revenue multiples (2.3-2.7, 2024: 1.9-3.0)

• Balance sheets and last twelve-month revenues for certain of the investee companies

• Equity volatility (50-110%, 2024: 50-130%)

• Time to exit events

• Discount for lack of marketability (5-10%, 2024: 0-20%)

• Increases in revenue multiples increases fair value

• Increases in equity volatility can increase or decrease fair value depending on class of shares held in the investee company

• Increases in estimated time to exit event can increase or decrease fair value depending on class of shares held in the investee company

Partnership interest and others	• Adjusted net book value	• Net asset value per unit • Change in market pricing of comparable companies of the underlying investments made by the partnership	• Increases in net asset value per unit or change in market pricing of comparable companies of the underlying investment made by the partnership can increase fair value

Schedule of fair value measurements of investment portfolio

The following table presents the changes in fair value measurements of the Company’s investment portfolio recognized at fair value at December 31, 2025 and December 31, 2024 and classified as Level 3:

	As at
	December 31, 2025	December 31, 2024
Balance, beginning of the period	11,991	11,436
Disposal	(715)	(200)
Transfer to Level 1 marketable securities	(2,600)	—
Unrealized exchange (loss) gain	(353)	662
Realized loss on investment portfolio	—	(120)
Unrealized (loss) gain on investment portfolio	(1,839)	213
Balance, end of the period	6,484	11,991

For the fair value of equity securities, reasonably possible changes at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects.

		Profit or loss
		Increase	Decrease
Investment portfolio:
December 31, 2025	Adjusted market multiple (5% movement)	324	(324)

December 31, 2024	Adjusted market multiple (5% movement)	600	(600)